MATERIAL ACCOUNTING POLICY INFORMATION - Estimated Useful Lives of Major Asset Categories (Details)	12 Months Ended
Dec. 31, 2025
Buildings, plant and equipment [member] | Minimum
Estimated useful lives of Major Asset Categories [line items]
Useful life (in years)	2 years
Buildings, plant and equipment [member] | Maximum
Estimated useful lives of Major Asset Categories [line items]
Useful life (in years)	38 years
Underground mobile equipment [Member] | Minimum
Estimated useful lives of Major Asset Categories [line items]
Useful life (in years)	3 years
Underground mobile equipment [Member] | Maximum
Estimated useful lives of Major Asset Categories [line items]
Useful life (in years)	7 years
Light vehicles and other mobile equipment [Member] | Minimum
Estimated useful lives of Major Asset Categories [line items]
Useful life (in years)	2 years
Light vehicles and other mobile equipment [Member] | Maximum
Estimated useful lives of Major Asset Categories [line items]
Useful life (in years)	10 years
Furniture, computer and office equipment [Member] | Minimum
Estimated useful lives of Major Asset Categories [line items]
Useful life (in years)	2 years
Furniture, computer and office equipment [Member] | Maximum
Estimated useful lives of Major Asset Categories [line items]
Useful life (in years)	10 years